Borrowings (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jul. 23, 2021	Sep. 03, 2021	Aug. 31, 2021	Nov. 29, 2013	Dec. 31, 2020	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 1,873	$ 0		$ 1,873	$ 11,204
Amount outstanding	1,500,066			$ 1,500,066						$ 1,612,718
Debt Instrument, Description of Variable Rate Basis				LIBOR plus spread
Minimum [Member]
Debt Instrument [Line Items]
Maturity date				August 2021
Debt Instrument, Basis Spread on Variable Rate				3.15%
Maximum [Member]
Debt Instrument [Line Items]
Maturity date				November 2025
Debt Instrument, Basis Spread on Variable Rate				3.25%
Sale And Leaseback Agreements [Member]
Debt Instrument [Line Items]
Number of repayment installments				144
Frequency of payments				monthly
Sale Leaseback Transaction, Amount Due under Financing Arrangement	60,165			$ 60,165
A and B Capesize Vessels | Sale And Leaseback Agreements [Member]
Debt Instrument [Line Items]
Finance Lease, Liability											$ 68,000
Capesize Vessel A | Sale And Leaseback Agreements [Member]
Debt Instrument [Line Items]
Periodic payment				$ 224
Maturity date				fourth quarter of 2031
Balloon payment	750			$ 750
Capesize Vessel B | Sale And Leaseback Agreements [Member]
Debt Instrument [Line Items]
Periodic payment				$ 238
Maturity date				first quarter of 2032
Balloon payment	$ 750			$ 750
Six Liquid Barges [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit				$ 13,475
Fixed interest rate	8.50%			8.50%
Amount outstanding	$ 12,368			$ 12,368
Seller's credit agreement										13,475
Number of repayment installments				20
Frequency of payments				quarterly
Navios Logistics 2020 Fleet [Member]
Debt Instrument [Line Items]
Fixed interest rate	5.00%			5.00%
Seller's credit agreement	$ 15,000			$ 15,000
Number of repayment installments				3
Frequency of payments				annual
Periodic payment				$ 5,000
2022 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description				The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliate companies, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Senior Secured Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of June 30, 2021.
Debt Instrument, Repurchased Face Amount						$ 100,000	$ 20,000
Percentage of principal amount redeemed						100.00%	100.00%
Notes Payable							$ 185,000
Three Month Period Ended [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	9.34%	7.48%		9.34%	7.48%
Six Month Period Ended [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	9.33%	7.50%		9.33%	7.50%
2022 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Issuance date/Date of agreement				Nov. 21, 2017
Face amount at issuance date	$ 305,000			$ 305,000
Debt instrument, issuance price percentage				97.00%
2022 Senior Secured Notes [Member] | Upon Occurence Of Certain Change Of Control Events [Member]
Debt Instrument [Line Items]
Redemption price percentage				101.00%
$115.0 million NSM Loan [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit						$ 75,264
2022 Notes [Member]
Debt Instrument [Line Items]
Issuance date/Date of agreement				Nov. 29, 2013
Face amount at issuance date	650,000			$ 650,000
Debt Instrument, Repurchased Face Amount	$ 14,356			$ 14,356				$ 7,000		20,782			$ 81,235	$ 35,661
Fixed interest rate	7.375%			7.375%
Debt Instrument, Repurchase Amount	$ 12,454			$ 12,454				6,134		9,443			$ 50,683	28,796
Gain (Loss) on Extinguishment of Debt										11,204
Gain (Loss) on Repurchase of Debt Instrument	$ 1,873							855
Debt Instrument, Collateral				17 drybulk vessels					23 dry bulk vessels
Escrow deposit released												$ 14,250
2022 Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount														35,500
Debt Instrument, Repurchase Amount														$ 17,642
2022 Notes [Member] | Navios Holdings Borrowings [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Description				The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliate companies, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Notes includes customary events of default. The Co-Issuers were in compliance with the covenants as of June 30, 2021.
Long-term Debt, Maturities, Repayment Terms				The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the Co-Issuers have the option to redeem the 2022 Notes in whole or in part at par.
2022 Notes [Member] | Upon Occurence Of Certain Change Of Control Events [Member]
Debt Instrument [Line Items]
Redemption price percentage				101.00%
2022 Notes [Member]
Debt Instrument [Line Items]
Fixed interest rate	7.375%			7.375%
Amount outstanding	$ 462,466			$ 462,466				$ 455,466
Senior Notes 2024 [Member]
Debt Instrument [Line Items]
Redemption price percentage				100.00%
Senior Notes 2024 [Member] | Series H Preferred Stock [Member]
Debt Instrument [Line Items]
Issuance date/Date of agreement				Mar. 21, 2019
Face amount at issuance date	$ 4,747			$ 4,747
Fixed interest rate	9.75%			9.75%
Treasury Stock, Shares, Acquired				10,930
Senior Notes 2024 [Member] | Series G Preferred Stock [Member]
Debt Instrument [Line Items]
Issuance date/Date of agreement				Apr. 21, 2019
Face amount at issuance date	$ 3,879			$ 3,879
Treasury Stock, Shares, Acquired				8,841
NSM Loan (incl. accrued interest $358 and $526, respectively) [Member]
Debt Instrument [Line Items]
Issuance date/Date of agreement				Aug. 29, 2019
Face amount at issuance date	141,795			$ 141,795
Amount outstanding	57,026			57,026						78,901
Accrued Interest	358			$ 358
Frequency of payments				quarterly
$50.0 million NSM Loan (including accrued interest of $250 and $326, respectively) [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 10,265
Amount outstanding	39,986			$ 39,986						50,326
Accrued Interest	250			250
Line of Credit Facility, Maximum Borrowing Capacity	50,000			$ 50,000
Frequency of payments				quarterly
Number of repayment installments				18
$115.0 million NSM Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	115,000			$ 115,000
$115.0 million NSM Loan [Member] | 2022 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Repurchased Face Amount	70,000			$ 70,000
2025 Logistics Senior Notes [Member]
Debt Instrument [Line Items]
Issuance date/Date of agreement				Jul. 08, 2020
Face amount at issuance date	$ 500,000			$ 500,000
Fixed interest rate	10.75%			10.75%
Deferred Finance Costs	$ 17,724			$ 17,724						19,414
2025 Logistics Senior Notes [Member] | Upon Occurence Of Certain Change Of Control Events [Member] | Navios Logistics 1 [Member]
Debt Instrument [Line Items]
Percentage of principal amount redeemed				100.00%
2025 Logistics Senior Notes [Member] | Prior to August 1, 2022 [Member] | Navios Logistics 1 [Member]
Debt Instrument [Line Items]
Redemption price percentage				110.75%
Percentage of principal amount redeemed				35.00%
Navios Logistics other long-term loans and notes payable [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	$ 66,797			$ 66,797						$ 60,035
Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Secured Debt				79,071
Secured credit facilities [Member]
Debt Instrument [Line Items]
Repayments of Debt				70,074
Credit Agricole Corporate And Investment Bank Loan 1 [Member]
Debt Instrument [Line Items]
Repayments of Debt				11,100
Credit Agricole Corporate And Investment Bank Loan 2 [Member]
Debt Instrument [Line Items]
Repayments of Debt				11,400
Hamburg Commercial Bank AG [Member]
Debt Instrument [Line Items]
Repayments of Debt				9,945
DVB Bank S.E. [Member]
Debt Instrument [Line Items]
Repayments of Debt				4,504
Alpha Bank A.E Loan 1 [Member]
Debt Instrument [Line Items]
Repayments of Debt				20,200
Alpha Bank A.E Loan 2 [Member]
Debt Instrument [Line Items]
Repayments of Debt				12,925
Four Navios Holdings Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of Debt				$ 36,199